CDC NVEST EQUITY FUNDS:
                          HANSBERGER INTERNATIONAL FUND
                       VAUGHAN NELSON SMALL CAP VALUE FUND
                                  (THE "FUNDS")

Supplement dated May 11, 2004 to the CDC Nvest Equity Funds Classes A, B and C Prospectus dated May 1, 2004, as may be revised and supplemented from time to time

The Annual Fund Operating Expenses table on page 20 and the Example table on page 22 of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------- --------------------------------- ---------------------------------
                       HANSBERGER INTERNATIONAL FUND*    VAUGHAN NELSON SMALL CAP VALUE
                                                                     FUND*
--------------------- --------------------------------- ---------------------------------
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
                       CLASS A    CLASS B     CLASS C    CLASS A    CLASS B    CLASS C
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
Management fees       0.80%      0.80%       0.80%      0.90%      0.90%      0.90%
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
Distribution and/or
service (12b-1) fees  0.25%      1.00%**     1.00%**    0.25%      1.00%**    1.00%**
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
Other expenses        1.02%      1.02%       1.02%      1.03%      1.03%      1.03%
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
--------------------- ---------- ----------- ---------- ---------- ---------- -----------
Total annual fund     2.07%      2.82%       2.82%      2.18%      2.93%      2.93%
operating expenses
--------------------- ---------- ----------- ---------- ---------- ---------- -----------

* Expense information in the table has been restated to reflect current fees and expenses.

** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE

---------------- --------------------------------------------------- ----------------------------------------------------
                           HANSBERGER INTERNATIONAL FUND*                   VAUGHAN NELSON SMALL CAP VALUE FUND*
---------------- --------------------------------------------------- ----------------------------------------------------
---------------- --------- -------------------- -------------------- ---------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C         CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- -------------------- ---------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)                   (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
1 year              $ 773      $ 785     $ 285      $ 385     $ 285      $ 783      $ 796     $ 296      $ 396     $ 296
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
3 years            $1,186     $1,174     $ 874      $ 874     $ 874     $1,218     $1,207     $ 907      $ 907     $ 907
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
5 years            $1,625     $1,689    $1,489     $1,489    $1,489     $1,677     $1,743    $1,543     $1,543    $1,543
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
10 years**         $2,837     $2,969    $2,969     $3,147    $3,147     $2,944     $3,075    $3,075     $3,252    $3,252
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------


(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*  Reflects current fees and expenses.
**  Class B  shares  automatically  convert  to  Class A  shares  after 8 years;
therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.





                                                                      SP227-0504

                             CDC NVEST EQUITY FUNDS:
                          HANSBERGER INTERNATIONAL FUND
                       VAUGHAN NELSON SMALL CAP VALUE FUND
                                  (THE "FUNDS")

Supplement dated May 11, 2004 to the CDC Nvest Equity Funds Class Y Prospectus dated May 1, 2004, as may be revised and supplemented from time to time

The Annual Fund Operating Expenses table on page 20 and the Example table on page 21 of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------------- ------------------------- ------------------------------
                                                HANSBERGER           VAUGHAN NELSON SMALL CAP
                                           INTERNATIONAL FUND*              VALUE FUND*
---------------------------------------- ------------------------- ------------------------------
---------------------------------------- ------------------------- ------------------------------
                                                 CLASS Y                      CLASS Y
---------------------------------------- ------------------------- ------------------------------
---------------------------------------- ------------------------- ------------------------------
Management fees                                   0.80%                        0.90%
---------------------------------------- ------------------------- ------------------------------
---------------------------------------- ------------------------- ------------------------------
Distribution and/or service (12b-1)
fees                                              0.00%                        0.00%
---------------------------------------- ------------------------- ------------------------------
---------------------------------------- ------------------------- ------------------------------
Other expenses                                    0.67%                        0.70%
---------------------------------------- ------------------------- ------------------------------
---------------------------------------- ------------------------- ------------------------------
Total annual fund operating expenses              1.47%                        1.60%
---------------------------------------- ------------------------- ------------------------------

* The Fund did not have any Class Y shares outstanding during the Fund's last fiscal year. Expenses of the Fund are based on estimated amounts for the current fiscal year, and have been restated to reflect current fees and expenses.

EXAMPLE

--------------------- --------------------------------------- ---------------------------------------------
                          HANSBERGER INTERNATIONAL FUND*          VAUGHAN NELSON SMALL CAP VALUE FUND*
--------------------- --------------------------------------- ---------------------------------------------
--------------------- --------------------------------------- ---------------------------------------------
                                     CLASS Y                                    CLASS Y
--------------------- --------------------------------------- ---------------------------------------------
--------------------- --------------------------------------- ---------------------------------------------
1 year                                $ 150                                      $ 163
--------------------- --------------------------------------- ---------------------------------------------
--------------------- --------------------------------------- ---------------------------------------------
3 years                               $ 465                                      $ 505
--------------------- --------------------------------------- ---------------------------------------------
--------------------- --------------------------------------- ---------------------------------------------
5 years                               $ 803                                      $ 871
--------------------- --------------------------------------- ---------------------------------------------
--------------------- --------------------------------------- ---------------------------------------------
10 years                              $1,757                                     $1,900
--------------------- --------------------------------------- ---------------------------------------------

*  Reflects current fees and expenses.











                                                                      SP228-0504